Document And Entity Information	Nov. 09, 2022
Document Information Line Items
Entity Registrant Name	Innovative Food Holdings, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000312257
Document Period End Date	Nov. 09, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	FL
Entity File Number	0-9376
Entity Tax Identification Number	20-1167761
Entity Address, Address Line One	28411 Race Track Road
Entity Address, City or Town	Bonita Springs
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34135
City Area Code	(239)
Local Phone Number	596-0204
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Security Exchange Name	NONE
No Trading Symbol Flag	true